RELATED PARTY TRANSACTIONS AND BALANCES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Share-based payments	$ 414,029	$ 718,646	$ 106,600
Members of the Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Salaries, bonuses, fees and benefits	124,500	191,575	72,019
Share-based payments	219,248	400,000
Other members of key management [Member]
Disclosure of transactions between related parties [line items]
Salaries, bonuses, fees and benefits	37,801	55,071	34,581
Share-based payments	$ 32,480	$ 72,000